Debt - Credit Agreement and Senior Secured Credit Facility (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Nov. 05, 2019	Jun. 30, 2019
Debt Instrument [Line Items]
Total debt	$ 313,336	$ 311,814		$ 11,032
Line of Credit | Credit Agreement
Debt Instrument [Line Items]
Opening outstanding borrowings under the Credit Agreement		0		11,032
Line of Credit | Secured Debt
Debt Instrument [Line Items]
Opening outstanding borrowings under the Credit Agreement	325,000	325,000		0
Unamortized debt issuance costs on Term Loan	(5,148)	(5,819)		0
Unamortized debt discount on Term Loan	$ (6,516)	$ (7,367)	$ (8,500)	$ 0